SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,076,317	$10.10	2,248,699	$9.58	2,038,662	$7.38
Granted	5,000	$5.04	1,011,040	$8.76	1,413,335	$11.67
Vested	(1,049,243)	$8.80	(1,064,774)	$9.38	(940,032)	$8.04
Forfeited	(189,193)	$9.68	(118,648)	$9.25	(263,266)	$9.20
Unvested at End of Period	842,881	$9.80	2,076,317	$10.10	2,248,699	$9.58

SCHEDULE OF STOCK-BASED COMPENSATION

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021

Cost of Services	$3,368	$4,466	$4,632
Selling, general and administrative expenses (excluding Amortization)	3,395	4,803	5,127
Net cost	$6,763	$9,269	$9,759